Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair value measurements
Fair value measurements

Note 5 — Fair value measurements

The following tables present estimated fair values of our financial instruments as of the period indicated, whether or not recognized or recorded in the consolidated balance sheets at the period indicated:

	June 30, 2020		Fair Value Measurements Using
	Carrying	Estimated
(dollars in thousands)	Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$217,969	$217,969	$217,969	$—	$—
Mortgage notes receivable, net	817,319	817,319	—	—	817,319
Interest and fees receivable	8,986	8,986	—	8,986	—
Investment in real property, net	3,690	3,690	—	—	3,690
Financial Liabilities
Accounts payable and accrued liabilities (1)	$4,494	$4,494	$—	$2,148	$2,346

	December 31, 2019		Fair Value Measurements Using
	Carrying	Estimated
(dollars in thousands)	Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$238,214	$238,214	$238,214	$—	$—
Mortgage notes receivable, net	821,589	821,589	—	—	821,589
Interest and fees receivable	4,108	4,108	—	4,108	—
Investment in real property, net	5,837	5,837	—	—	5,837
Financial Liabilities
Accounts payable and accrued liabilities (1)	$8,415	$8,415	$—	$2,923	$5,492
(1)	Includes the level 3 valuation of the optional subscription liability derivative measured at fair value on a recurring basis.

We follow the accounting guidance in ASC 820, Fair Value Measurements and Disclosures, which requires the categorization of fair value measurement into three broad levels of the fair value hierarchy as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table sets forth assets and liabilities measured and reported at fair value on a recurring and nonrecurring basis, as well as for which fair value is only disclosed, as of June 30, 2020 and December 31, 2019. All of these fair values are categorized as Level 3. The table also contains information about valuation methodologies and inputs used for assets that are measured at fair value and categorized within Level 3 as of June 30, 2020 and December 31, 2019:

	Level 3		Valuation	Unobservable	Range of
(dollars in thousands)	June 30, 2020	December 31, 2019	technique	inputs	inputs
Optional subscription liability (1)	$2,346	$5,492	Valuation model	Refer to Note 7 for assumptions	0 - 5%
Real property (2)	3,690	5,837	Collateral valuations	Discount to appraised value based on comparable market prices	0 - 10%
Non-performing and impaired loans, net of allowance for loan losses (3)	211,467	28,853	Collateral valuations	Discount to appraised value based on comparable market prices	0 - 10%
Total	$217,503	$40,182
(1)	Optional subscription liability derivative measured at fair value on a recurring basis.
(2)	Real estate property is stated at lower of cost or fair value, a non-recurring measurement of fair value.
(3)	Includes non-accrual and impaired loans, net of allowance for loss on loans deemed to be impaired. For our collateral dependent loans, the fair value is based on the fair value less the costs to sell the underlying property. The carrying value of the non-performing and impaired loans, net of the allowance for loan losses, which approximates fair value.

Fair value on a recurring basis

In connection with the Mergers, Trinity Merger Corp. issued $75 million of common stock, along with 7.2 million warrants and an optional subscription of up to $25 million of additional common stock (the “Optional Subscription Liability”) in a private placement transaction with certain entities affiliated with Farallon Capital Management, LLC (“Farallon”), which transaction is described in further detail in Note 11. We account for the Optional Subscription Liability as a derivative and, in accordance with ASC 815, we measure at fair value on a recurring basis. The value of this Optional Subscription Liability is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets. The $3.1 million decrease in value for the six months ended June 30, 2020 was recorded as other income in the accompanying unaudited condensed consolidated statement of income for that period. The Optional Subscription Liability is valued using a lattice model that primarily incorporates observable inputs such as our common stock price, exercise price term of the option and the risk-free rate, however, it also incorporates an assumption for equity volatility based on the volatility of the common stock of comparable public companies. As the result of using unobservable inputs in the valuation, we classify the Optional Subscription Liability as Level 3 within the fair value hierarchy.

Fair value on a nonrecurring basis

Investments in real properties are initially recorded at the acquisition cost less estimated costs to sell, which approximates fair value. Upon transfer from mortgage notes receivable to investment in real estate property, the fair value less costs to sell becomes the new cost for the property. Costs related to acquisition, development, construction and improvements are capitalized. At each reporting date, the fair value of real properties is based upon the most recent independent third-party appraisals of value discounted based upon our experience with actual liquidation values. These discounts to the appraisals generally range from 0% to 10%. As the result of using unobservable inputs in the valuation, we classify investments in real properties as Level 3 within the fair value hierarchy.

For mortgage notes receivable in contractual default status, fair values are based on the value of the underlying collateral less the costs to sell. At each reporting date, loans in contractual default status are evaluated based upon the most recent independent third-party appraisals of value discounted based upon our experience with actual liquidation values. These discounts to the appraisals generally range from 0% to 10%. As the result of using unobservable inputs in the valuation, we classify investments in real properties as Level 3 within the fair value hierarchy.

Fair value disclosure only

For certain of our financial instruments, including cash equivalents, interest and fees receivable, other receivables, accounts payable, and accrued liabilities, which are classified under Level 1 within the fair value hierarchy, the carrying amounts approximate fair value due to their short-term maturities.

For mortgage notes receivable in current status, fair values are based on discounted cash flows considering interest rate risk and creditworthiness of the borrower. The mortgage notes receivable are secured by first deeds of trust, security agreements or legal title to real estate located in the United States. The mortgage notes receivable generally have initial terms ranging between five and 18 months based on the size of the project and expected timeline for completion of construction and may be extended by paying additional fees. Due to the short-term maturity of the mortgage notes receivable, a premium or discount is not relevant and carrying value approximates fair value. As a result of the use of unobservable inputs, including discount rates and third-party appraisals, we classify mortgage notes receivable as Level 3 within the fair value hierarchy.

Note 5 — Fair value measurements

ASC 820, “Fair Value Measurements and Disclosures”, requires the categorization of fair value measurement into three broad levels of the fair value hierarchy as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table sets forth by level within the fair value hierarchy assets and liabilities measured and reported at fair value on a recurring and nonrecurring basis, as well as for which fair value is only disclosed, as of December 31, 2019:

	Quoted prices in active	Significant other	Significant other
	markets for identical	observable inputs	unobservable
(dollars in thousands)	assets (Level 1)	(Level 2)	inputs (Level 3)
Warrant Liability (A)	$—	$—	$5,492
Real property (B)	—	—	5,837
Mortgage notes receivable (C)	—	—	821,589
Total	$—	$—	$832,918
(A)	Warrant liability derivative measured at fair value on a recurring basis.
(B)	Real estate property is measured at lower of cost or market, a non-recurring measurement of fair value.
(C)	Mortgage notes receivable are held at amortized cost. At December 31, 2019, the carrying value of Mortgage notes receivable approximates fair value.

The following table sets forth by level within the fair value hierarchy assets and liabilities measured and reported at fair value on a recurring and nonrecurring basis, as well as for which fair value is only disclosed, as of December 31, 2018:

	Quotes prices in active	Significant other	Significant other
	markets for identical	observable inputs	unobservable
	assets (Level 1)	(Level 2)	inputs (Level 3)
Real estate property (A)	$—	$—	$12,091
Mortgage notes receivable (B)	—	—	589,572
Total	$—	$—	$601,663
(A)	Real estate property is measured at lower of cost or market, a non-recurring measurement of fair value.
(B)	Mortgage notes receivable are held at amortized cost. At December 31, 2018, the carrying value of Mortgage notes receivable approximates fair value.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized within Level 3 as of December 31, 2019 and 2018 (amounts in thousands):

			Valuation	Unobservable	Range of
Investments	At December 31, 2019	At December 31, 2018	technique	input	inputs
(dollars in thousands)	(Successor)	(Predecessor)
Warrant liability	$5,492	$—	Valuation Model	Equity Volatility	0%-5%
Mortgage notes receivable	821,589	589,572	Market Comparable	Adjustment to Appraisal Value	0% - 10%
Real property	5,837	12,091	Market Comparable	Adjustment to Appraisal Value	0% - 10%
Total	$832,918	$601,663

Fair value on a recurring basis

In connection with the Mergers, Trinity Merger Corp. issued $75 million of common stock, along with 7.2 million warrants and an optional subscription of up to $25 million of additional common stock (the “Farallon Optional Subscription”) in a private placement transaction with certain entities affiliated with Farallon Capital Management, LLC (“Farallon”). The Company accounts for the Farallon Optional Subscription as a derivative and, in accordance with ASC 815, the Company measures at fair value on a recurring basis. The value of this warrant liability is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheet. The initial value was $0.6 million and a $4.9 million increase in value was recorded as other expense in the consolidated statement of income for the period from November 15, 2019 through December 31, 2019. The Farallon Optional Subscription is valued using a pricing model that primarily incorporates observable inputs such as the Company’s common stock price, exercise price term of the option and the risk-free rate, however, it also incorporates an assumption for equity volatility based on the volatility of the common stock of comparable public companies. As the result of the Company using unobservable inputs in the valuation, the Company classifies the Farallon Optional Subscription as Level 3 within the fair value hierarchy.

Fair value on a nonrecurring basis

Investments in real properties are initially recorded at the acquisition cost less estimated costs to dispose, which approximates fair value. Upon transfer from mortgage notes receivable to investment in real estate property, the fair value less costs to sell becomes the new cost for the property. Costs related to acquisition, development, construction and improvements are capitalized. At each reporting date, the fair value of real properties is based upon the most recent independent third-party appraisals of value discounted based upon the Company’s experience with actual liquidation values. These discounts to the appraisals generally range from 0% to 10%. As the result of the Company using unobservable inputs in the valuation, the Company classifies investments in real properties as Level 3 within the fair value hierarchy.

Fair value disclosure only

For certain of the Company’s financial instruments, including cash equivalents, interest and fees receivable, other receivables, accounts payable, and accrued liabilities, which are classified under Level 1 within the fair value hierarchy, the carrying amounts approximate fair value due to their short-term maturities.

For mortgage notes receivable, fair values are based on discounted cash flows considering interest rate risk and creditworthiness of the borrower or, in the case of loans in default, based on the value of the underlying collateral. The mortgage notes receivable are secured by first deeds of trust, security agreements or legal title to real estate located in the United States. The mortgage notes receivable generally have terms ranging between 5 and 12 months and may be extended by paying additional fees. Due to the short-term maturity of the mortgage notes receivable, a premium or discount is not relevant and carrying value approximates fair value. As a result of the use of unobservable inputs, including discount rates and third-party appraisals, the Company classifies mortgage notes receivable as Level 3 within the fair value hierarchy.